Derivative Instruments - Effect of Derivatives on Statement of Operations (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) instrument	Dec. 31, 2014 USD ($) instrument	Dec. 31, 2013 USD ($)
Derivative Instruments
Rarely exceeded margin-to-equity ratio (as a percent)	25.00%
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (13,052,471)	$ 45,998,732	$ 18,480,883
Futures, Forward, and Swap Contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (13,052,471)	$ 45,998,732	18,480,883
Futures contracts, options on future contracts and equity options
Derivative Instruments
Monthly average number of derivative instruments bought and sold | instrument	63,367	70,438
Futures Contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (12,143,057)	$ 47,939,539	15,918,441
Futures Contracts | Agriculturals
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(5,823,922)	4,048,911	4,293,821
Futures Contracts | Currencies
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(1,033,607)	14,766,227	(440,299)
Futures Contracts | Energy
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	7,578,021	10,731,474	(23,395,558)
Futures Contracts | Interest rates
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(546,752)	32,913,449	(24,374,049)
Futures Contracts | Meats
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	40,851	3,446,508	1,088,278
Futures Contracts | Metals
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(493,305)	(7,747,986)	4,917,479
Futures Contracts | Soft commodities
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(1,501,617)	3,171,146	617,412
Futures Contracts | Stock indices
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (10,362,726)	$ (13,390,190)	53,211,357
Forward Contracts
Derivative Instruments
Monthly average number of derivative instruments bought and sold | instrument	8,724	16,231
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ (2,077,514)	$ (1,940,807)	2,562,442
Forward Contracts | Currencies
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(2,077,514)	$ (1,940,807)	$ 2,562,442
Swap Contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 1,168,100